Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 22. Commitments and Contingencies

(a)	As of December 31, 2011, and 2012 the Company had entered into several contracts for the acquisition of equipment and computer software. Total contract prices amounted to $8,207 thousand and $15,126 thousand, respectively. As of December 31, 2011 and 2012, the remaining commitments were $2,387 thousand and $13,876 thousand, respectively.

(b)	The Company leases certain offices and buildings pursuant to operating lease arrangements with unrelated third parties. The lease arrangement will expire gradually from 2014 to 2017. As of December 31, 2011 and 2012, deposits paid amounted to $520 thousand and $683 thousand, respectively, and were recorded as refundable deposit in the accompanying consolidated balance sheets.

As of December 31, 2012, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2013~December 31, 2013	$1,703
January 1, 2014~December 31, 2014	771
January 1, 2015~December 31, 2015	235
January 1, 2016~December 31, 2016	113
January 1, 2017~December 31, 2017	65
$2,887

Rental expense for operating leases with unrelated third parties amounted to $1,229 thousand, $1,223 thousand and $1,812 thousand in 2010, 2011 and 2012, respectively.

(c)	The Company entered into several sales agent agreements, based on these agreements, the Company shall pay commissions at the rates ranging from 0.5% to 5% of the sales to customers in the specific territory or referred by agents as stipulated in these agreements.

(d)	In December 2011, the Company entered into a license agreement for the use of Crosstalk relevant technology for product development. In accordance with the agreement, the Company was required to pay an initial license fee based on the progress of the project development and a royalty based on shipments. In 2011 and 2012, no royalty was paid.

(e)	The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(f)	Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.

(g)	The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulted from above arrangements approximate $77,434 thousand and $121,010 thousand as of December 31, 2011 and 2012, respectively.

(h)	The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.